Segment Information (Details) $ in Millions			1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 18, 2020 USD ($)	Jun. 12, 2019 USD ($)	Jun. 18, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) segment		Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Number of reportable segments | segment						3
Revenues				$ 1,289	$ 1,923	$ 5,258		$ 9,779		$ 9,504
Depreciation of revenue earning vehicles and lease charges				243	677	2,032		2,565		2,690
Adjusted pretax income				2	(243)	(995)		649		433
Total assets at end of year				16,610		16,908	[1]	24,627	[1]
Assets held for sale				0		1,811		0
Income (loss) before income taxes				268	(361)	(2,052)		13		(257)
Rights Offering/Stock issuance, net		$ 750				29		748
Liabilities subject to compromise				4,978		4,965		0
Gain on sale of non-vehicle capital assets						24		39		1
Restructuring and Restructuring Related Charges | Pension Benefits
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Liabilities subject to compromise				24		24
ATM Program
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Rights Offering/Stock issuance, net	$ 28		$ 28
Non cash debt charges
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes						(50)		(38)		(36)
Restructuring and Restructuring Related Charges
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes				(12)	(7)
Information technology and finance transformation costs
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes				(6)	(17)	(42)		(114)		(98)
Reorganization items, net
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes				(42)	0
Pre-reorganization charges and non-debtor financing charges
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes				(23)	0	(109)		0		0
Gain from divestiture
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes				392	0
Other
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes				83	25	(21)		44		7
Operating Segments
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Adjusted pretax income				31	(220)	(946)		727		539
Operating Segments | Americas RAC
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues				967	1,421	3,756		7,208		6,754
Depreciation of revenue earning vehicles and lease charges				210	474	1,354		1,708		1,733
Adjusted pretax income				26	(206)	(810)		512		269
Total assets at end of year				11,847		11,337		16,987
Operating Segments | International RAC
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues				186	328	872		1,899		2,002
Depreciation of revenue earning vehicles and lease charges				33	78	243		388		393
Adjusted pretax income				(8)	(38)	(229)		115		188
Total assets at end of year				2,602		2,661		4,035
Operating Segments | All Other Operations
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues				136	174	630		672		748
Depreciation of revenue earning vehicles and lease charges				0	125	435		469		564
Adjusted pretax income				13	24	93		100		82
Total assets at end of year				1		1,818		2,115
Corporate
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Adjusted pretax income				(29)	(23)	(49)		(78)		(106)
Total assets at end of year				2,160		1,092		1,490
The Hertz Corporation
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Revenues				1,289	1,923	5,258		9,779		9,504
Depreciation of revenue earning vehicles and lease charges				243	677	2,032		2,565		2,690
Adjusted pretax income				2	(243)	(995)		649		433
Total assets at end of year				16,582		16,880	[2]	24,627	[2]	24,627
Assets held for sale				0		1,811		0
Income (loss) before income taxes				268	(359)	(2,183)		20		(250)
Liabilities subject to compromise				5,043		5,030		0
Gain on sale of non-vehicle capital assets				1	21	24		39		1
Unrealized gain (loss) on derivatives				13
The Hertz Corporation | Donlen Corporation
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Assets held for sale						1,800
The Hertz Corporation | Variable Interest Entity, Primary Beneficiary
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Total assets at end of year				513		511		1,300
The Hertz Corporation | Non cash debt charges
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes				(28)	(9)	(50)		(38)		(36)
The Hertz Corporation | Restructuring and Restructuring Related Charges
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes				(12)	(7)
The Hertz Corporation | Information technology and finance transformation costs
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes				(6)	(17)	(42)		(114)		(98)
The Hertz Corporation | Reorganization items, net
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes				(42)	0
The Hertz Corporation | Pre-reorganization charges and non-debtor financing charges
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes				(23)	0	(109)		0		0
The Hertz Corporation | Gain from divestiture
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes				392	0
The Hertz Corporation | Other
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes				83	25	(21)		44		7
The Hertz Corporation | Other | Donlen Corporation
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes				100
The Hertz Corporation | Operating Segments
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Adjusted pretax income				31	(220)	(946)		727		539
The Hertz Corporation | Operating Segments | Americas RAC
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Adjusted pretax income				26	(206)	(810)		512		269
The Hertz Corporation | Operating Segments | International RAC
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Adjusted pretax income				(8)	(38)	(229)		115		188
The Hertz Corporation | Operating Segments | All Other Operations
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Adjusted pretax income				13	24	93		100		82
The Hertz Corporation | Corporate
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Adjusted pretax income				(29)	(23)	(49)		(78)		(106)
Total assets at end of year				$ (28)		(28)		0
Product Concentration Risk | Cost of Goods, Segment | All Other Operations
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Concentration risk, percentage (less than)				1.00%
Product Concentration Risk | Revenues | All Other Operations
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Concentration risk, percentage (less than)				1.00%
Non-vehicle | Non-vehicle depreciation and amortization
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes				$ (54)	(53)	(225)		(203)		(218)
Non-vehicle | Non cash debt charges
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes				(44)	(57)	(153)		(311)		(291)
Non-vehicle | The Hertz Corporation
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Gain on sale of non-vehicle capital assets				20
Non-vehicle | The Hertz Corporation | Non-vehicle depreciation and amortization
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes				(54)	(53)	(225)		(203)		(218)
Non-vehicle | The Hertz Corporation | Non cash debt charges
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes				(44)	(55)	$ (151)		$ (304)		$ (284)
Vehicle | Non cash debt charges
Reconciliation of adjusted pre-tax income to income (loss) before income taxes
Income (loss) before income taxes				$ (28)	$ (9)

[1]	Hertz Global Holdings, Inc.'s consolidated total assets as of December 31, 2020 and December 31, 2019 include total assets of VIEs of $511 million and $1.3 billion, respectively, which can only be used to settle obligations of the VIEs. Hertz Global Holdings, Inc.'s consolidated total liabilities as of December 31, 2020 and December 31, 2019 include total liabilities of VIEs of $475 million and $1.1 billion, respectively, for which the creditors of the VIEs have no recourse to Hertz Global Holdings, Inc. See "Special Purpose Entities" in Note 6, "Debt," and "767 Auto Leasing LLC" in Note 16, "Related Party Transactions," for further information.
[2]	The Hertz Corporation's consolidated total assets as of December 31, 2020 and December 31, 2019 include total assets of VIEs of $511 million and $1.3 billion, respectively, which can only be used to settle obligations of the VIEs. The Hertz Corporation's consolidated total liabilities as of December 31, 2020 and December 31, 2019 include total liabilities of VIEs of $475 million and $1.1 billion, respectively, for which the creditors of the VIEs have no recourse to The Hertz Corporation. See "Special Purpose Entities" in Note 6, "Debt," and "767 Auto Leasing LLC" in Note 16, "Related Party Transactions," for further information.